Commitments and Contingencies (Details Narrative)		1 Months Ended		3 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Nov. 24, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Mar. 31, 2022 SGD ($)	Oct. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 SGD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 SGD ($)	Jul. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 SGD ($)	Jun. 30, 2022 SGD ($)	Jul. 31, 2021 USD ($) shares
Loss Contingencies [Line Items]
Underwriting commissions percentage	2.00%
Gross proceeds from issuance of IPO	$ 1,725,000
Deferred underwriting commissions percentage	3.50%
Deferred underwriting commissions	$ 3,018,750											$ 247,920
Proceeds from sale of equity	87,114,830
Underwriting discount	225,000
Stock sold on transaction	$ 100
Ordinary shares issued | shares				2,448,500					2,448,500			2,156,250
Professional and other listing fees				$ 400,000					$ 500,000
EUDA Health Limited [Member]
Loss Contingencies [Line Items]
Guarantor fee		$ 3,704	$ 5,000
Legal payment					$ 3,704	$ 5,000	$ 3,704	$ 5,000
Contingent liability					$ 66,949		$ 75,240			$ 108,000	$ 93,000
Maxim Group LLC [Member]
Loss Contingencies [Line Items]
Stock sold on transaction				$ 100					$ 100
Underwriters [Member]
Loss Contingencies [Line Items]
Underwriting commissions percentage	2.00%
Deferred underwriting commissions percentage	3.50%
Deferred underwriting commissions	$ 3,018,750
Maximum [Member] | Maxim Group LLC [Member]
Loss Contingencies [Line Items]
Sale of stock, shares issued | shares				431,250					431,250
Stock option exercise price | $ / shares				$ 11.00					$ 11.00
Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Shares issued | shares				1,125,000					1,125,000
Share price per share | $ / shares	$ 10.00			$ 10.00					$ 10.00
Sale of stock, shares issued | shares	1,125,000
Proceeds from sale of equity	$ 11,250,000
Stock sold on transaction	$ 11,250,000
Over-Allotment Option [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Shares issued | shares				7,500,000					7,500,000
IPO [Member]
Loss Contingencies [Line Items]
Deferred underwriting commissions				$ 5,876,815					$ 5,876,815
Sale of stock, shares issued | shares	8,625,000
Stock sold on transaction	$ 86,250,000
IPO [Member] | Maxim Group LLC [Member]
Loss Contingencies [Line Items]
Shares issued | shares				474,375					474,375
Sale of stock, shares issued | shares				431,250					431,250
Ordinary shares issued | shares				43,125					43,125
Warrants to purchase share | shares				215,625					215,625
IPO [Member] | Underwriters [Member]
Loss Contingencies [Line Items]
Sale of stock, shares issued | shares	8,625,000
Stock sold on transaction	$ 86,250,000